RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

Lease Transactions with Silver Falcon

On October 11, 2007, we entered into a lease agreement with Silver Falcon, under which we leased our owned and leased acreage on War Eagle Mountain, Idaho to Silver Falcon.  Silver Falcon is responsible for all mining activities on our land, and we are entitled to annual lease payments of $1,000,000 per year payable monthly, a nonaccountable expense allowance of $10,000 per month for any month in which ore is mined from our property, and a net royalty of 15% from any proceeds payable to Silver Falcon by the refiner of ore produced from tailing piles on the premises or through shafts or adits located on the premises.  The lease initially provided that lease payments must commence April 1, 2008.  Because Silver Falcon has been unable to commence operations according to its original schedule, we have agreed to extend the commencement date several times, to January 1, 2012.

In the first quarter of 2011, we amended the above-described lease with Silver Falcon.  The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time.  Silver Falcon remains remain obligated to pay any royalties or the nonaccountable fee that accrues during the deferral period.  All of our officers and directors are also officers and directors of Silver Falcon.

Loan Transactions with New Vision Financial, Ltd.

From time to time we have borrowed funds from New Vision.  See Note 3.

Loan Transactions with Silver Falcon

From time to time, we have borrowed money from Silver Falcon, and Silver Falcon has borrowed money from us.  The amounts are non-interest bearing, unsecured demand loans.  As of December 31, 2013, we were indebted to Silver Falcon in the amount of $397,511.  Most of the amount that we owed Silver Falcon is attributable to the value of shares of Class A Common Stock that Silver Falcon issued to our officers as payment of part of their salary for 2012.  As of December 31, 2012, we were indebted to Silver Falcon in the amount of $1,187,282.

Loans from Bisell Investments, Inc.

During the year ended December 31, 2013, we borrowed $113,451 from Bisell Investments, Inc., a company controlled by Pierre Quilliam, our chief executive officer.  The loans are non-interest bearing, unsecured, demand loans.